Trade payables - Summary of Trade payables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Current
Trade payables	₨ 8,173	$ 96	₨ 9,094
Total	₨ 8,173	$ 96	₨ 9,094